UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----------
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GEOLOGIC RESOURCE PARTNERS, LLC
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Address:     535 Boylston Street
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             Boston, MA 02116
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          George R. Ireland
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Title:   Principal of GRI Holdings, LLC, the Managing Member of Geologic
         Resource Partners, LLC
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Phone:   617-849-8922
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Signature, Place, and Date of Signing:

/s/ George R. Ireland        Boston, MA                    February 14, 2011
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Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     None
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
                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:     $88,891
 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name

     1                                          GRI HOLDINGS LLC
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

                         GEOLOGIC RESOURCE PARTNERS LLC
               FORM 13F INFORMATION TABLE AS OF DECEMBER 31, 2010




                           VALUE        SHARES/    SH/   PUT/   INVSTMT   OTHER            VOTING AUTHORITY
TITLE OF CLASS  CUSIP     X($1000)      PRN AMT    PRN   CALL  DISCRETN  MANAGERS      SOLE     SHARED     NONE

COM           066800103    14,749     3,668,900     SH          DEFINED     1      3,668,900
COM           18683K101     7,801       100,000     SH          DEFINED     1        100,000
SH BEN INT    26923A106    15,572       195,000     SH          DEFINED     1        195,000
SH BEN INT    26922V101    29,921       169,892     SH          DEFINED     1        169,892
COM           656912102    10,409     1,500,000     SH          DEFINED     1      1,500,000
COM           75381M102    10,439       650,000     SH          DEFINED     1        650,000
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